Financial Asset at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Assets at Fair Value Through Profit or Loss

	2019 RMB million	2018 RMB million
Listed equity investment, at fair value
Shanghai Pudong Development Bank Co., Ltd.	121	96